UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-21472

Arden Sage Triton Fund, L.L.C.

(Exact name of registrant as specified in charter)

Arden Asset Management LLC

375 Park Avenue, 32nd Floor

New York, NY 10152

(Address of principal executive offices) (Zip code)

SEI Investments Global Fund Services

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-751-5252

Date of fiscal year end: March 31

Date of reporting period: June 30, 2015

Item 1.	Schedule of Investments

Arden Sage Triton Fund, L.L.C. (the “Fund”) invests substantially all of its assets in Arden Sage Multi-Strategy Master Fund, L.L.C. (the “Master Fund”). As of June 30, 2015, the Fund owned 14.8% of the Master Fund. The Master Fund’s consolidated schedule of investments in Portfolio Funds is listed below.

Arden Sage Multi-Strategy Master Fund, L.L.C.

Consolidated Schedule of Investments (unaudited)

June 30, 2015

Portfolio Fund	Cost	Value	% of Members’ Capital*	Liquidity**

Equity (Long/Short) - Variable Exposure:
Ascend Partners Fund II LP	$3,300,000	$3,310,395	4.73%	Monthly
DSAM Long/Short Equity Fund LP	3,267,031	3,794,166	5.42	Monthly
Lakewood Capital Partners, LP	3,904,159	5,640,152	8.06	Quarterly
Samlyn Offshore, Ltd.	2,900,000	3,079,906	4.40	Semi-Annually
Shellback Offshore Fund Ltd.	3,300,000	3,434,381	4.90	Quarterly

Total Equity (Long/Short) - Variable Exposure	16,671,190	19,259,000	27.51

Multi - Event Driven:
BG Fund	3,206,626	3,388,402	4.84	Monthly
Elliott International Limited	2,218,807	3,220,927	4.60	Quarterly
Eton Park Fund, L.P.	165,158	177,295	0.25	‡‡
Eton Park Overseas Fund, Ltd.	371,279	362,217	0.52	‡‡
Glenview Capital Partners (Cayman) Ltd.	3,300,000	3,536,794	5.05	Quarterly
Third Point Ultra, Ltd.	3,082,393	3,562,152	5.09	Quarterly
York European Opportunities Fund, L.P.	2,894,066	3,449,271	4.93	Quarterly

Total Multi - Event Driven	15,238,329	17,697,058	25.28

Equity - Event:
BHR Master Fund, Ltd.	2,554,104	3,557,009	5.08	Quarterly
Corvex Partners LP	4,719,720	6,356,290	9.08	Quarterly
Jana Nirvana Fund, L.P.	3,513,072	3,721,603	5.32	Quarterly

Total Equity - Event	10,786,896	13,634,902	19.48

Equity (Long/Short) - Sector/Region:
Chilton QP European Partners, L.P.	3,215,469	3,547,288	5.07	Monthly
Criterion Horizons Fund, L.P.	2,442,703	3,382,266	4.83	Monthly

Total Equity (Long/Short) - Sector/Region	5,658,172	6,929,554	9.90

Equity (Market Neutral) - Fundamental/Trading:
Citadel Global Equities Fund Ltd.	1,799,361	3,234,789	4.62	Monthly
Visium Global Fund, LP	3,064,943	3,398,625	4.85	Monthly

Total Equity (Market Neutral) - Fundamental/Trading	4,864,304	6,633,414	9.47

Credit - Event:
Dune Capital International Ltd.	2,376	6,034	0.01	‡
Dune Capital LP(1)	6,159	9,209	0.01	†

Total Credit - Event	8,535	15,243	0.02

Total Portfolio Funds	53,227,426	64,169,171	91.66

Cash Equivalent:
SEI Daily Income Trust Treasury Fund, Cl A, 0.01%	4,997,636	4,997,636	7.14	Daily

Total Investments(2)	$58,225,062	$69,166,807	98.80%

Arden Sage Multi-Strategy Master Fund, L.L.C.

Consolidated Schedule of Investments (unaudited) (continued)

June 30, 2015

*	Percentages are based on Members’ Capital at the end of the period of $70,006,279.
**	Liquidity terms shown apply after initial lock-up provisions.
†	Portfolio Fund is in the process of an orderly wind-down with the return of capital to investors. Final distribution dates cannot be determined.
‡	The Master Fund’s remaining investment in the Portfolio Fund is a side pocket, which is in the process of liquidating. Final distribution dates cannot be determined.
‡‡	The majority of the Master Fund’s remaining investment in the Portfolio Fund is a side pocket, which is in the process of liquidating. Final distribution dates cannot be determined.
(1)	Portfolio Fund is held by Arden Sage Multi-Strategy 1099 Blocker Fund, LLC, which is 100% owned by the Master Fund.
(2)

The Master Fund has established a line of credit agreement with Societe Generale that is collateralized by a security interest in the Master Fund’s custody account. For more information regarding the line of credit, please refer to the Master Fund’s most recent annual financial statements.

All Portfolio Funds are non-income producing.

At June 30 2015, the aggregate cost of investments for tax purposes was $53,227,426. Net unrealized appreciation on investments for tax purposes was $10,941,745 consisting of $10,950,807 of gross unrealized appreciation and ($9,062) of gross unrealized depreciation.

The investments in Portfolio Funds shown above, representing 91.66% of Members’ Capital have been fair valued.

The following table summarizes the valuation of the Master Fund’s investments fair value hierarchy levels as of June 30, 2015:

Investments by investment strategy:	Level 1	Level 2	Level 3	Total
Equity (Long/Short) - Variable Exposure	$-	$12,868,699	$6,390,301	$19,259,000
Multi - Event Driven	-	13,620,752	4,076,306	17,697,058
Equity - Event	-	7,278,612	6,356,290	13,634,902
Equity (Long/Short) - Sector/Region	-	6,929,554	-	6,929,554
Equity (Market Neutral) - Fundamental/Trading	-	3,398,625	3,234,789	6,633,414
Credit - Event	-	-	15,243	15,243

Total investments by investment strategy	$-	$44,096,242	$20,072,929	$64,169,171

Arden Sage Multi-Strategy Master Fund, L.L.C.

Consolidated Schedule of Investments (unaudited) (concluded)

June 30, 2015

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments by investment strategy:	Balance as of 3/31/15	Realized gain	Change in unrealized appreciation/ (depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of 6/30/15
Equity (Long/Short) - Variable Exposure	$6,395,214	$-	$(4,913)	$-	$-	$-	$-	$6,390,301
Multi - Event Driven	3,963,442	185	120,697	-	(8,018)	-	-	4,076,306
Equity - Event	6,261,462	-	94,828	-	-	-	-	6,356,290
Equity (Market Neutral) - Fundamental/Trading	3,432,248	135,029	(28,196)	-	(304,292)	-	-	3,234,789
Credit - Event	16,113	(34,730)	34,721	-	(861)	-	-	15,243

Total	$20,068,479	$100,484	$217,137	$-	$ (313,171)	$-	$-	$20,072,929

Investments by investment strategy:	The amount of gains/(losses) included in gain/(loss) attributable to the change in unrealized gains/(losses) relating to assets still held at 6/30/2015

Equity (Long/Short) - Variable Exposure	$(4,913)
Multi - Event Driven	120,697
Equity - Event	94,828
Equity (Market Neutral) - Fundamental/Trading	(28,196)
Credit - Event	103

Total	$182,519

The Master Fund recognizes transfers into and out of the levels indicated above at the end of the reporting period. There were no transfers out of or into Level 3 during the period ended June 30, 2015. Transfers out of Level 3 represent Portfolio Funds for which the Master Fund now has the ability to redeem as of the measurement date, or within 90 days of the measurement date. Transfers into Level 3 represent Portfolio Funds which the Master Fund no longer has the ability to withdraw as of the measurement date, or within 90 days of the measurement date. The Master Fund did not have any transfers between Level 1 and Level 2 during the period ended June 30, 2015.

In accordance with a 2009 amendment to the Topic 820 of the Financial Accounting Standards Board codification, if a reporting entity has the ability to redeem its investment in a Portfolio Fund at the measurement date or within the near-term then the investment is deemed to be a Level 2 investment.

For information regarding the Master Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Master Fund’s most recent semi-annual financial statements.

Item 2.	Controls and Procedures

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant’s disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Arden Sage Triton Fund, L.L.C.

By (Signature and Title)*	/s/ Craig Krawiec
Craig Krawiec
Chief Executive Officer

Date: August 27, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Craig Krawiec
Craig Krawiec
Chief Executive Officer

Date: August 27, 2015

By (Signature and Title)*	/s/ Andrew Katz
Andrew Katz
Chief Financial Officer

Date: August 27, 2015

*	Print the name and title of each signing officer under his or her signature.